Nuveen Global Infrastructure Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.4%
X 449,403,221 COMMON STOCKS - 89.4%
X 449,403,221
Commercial Services & Supplies - 5.1%
11,670 Casella Waste Systems Inc, Class A (2) $ 891,471
982,826 Cleanaway Waste Management Ltd (3) 1,713,417
71,549 Republic Services Inc 9,733,526
61,929 Waste Connections Inc 8,368,466
29,280 Waste Management Inc 4,690,949
Total Commercial Services & Supplies 25,397,829
Construction & Engineering - 4.2%
40,124 Eiffage SA (3) 3,217,665
413,513 Ferrovial SA (3) 9,386,170
103,536 Vinci SA (3) 8,371,995
Total Construction & Engineering 20,975,830
Diversified Telecommunication Services - 2.1%
198,678 Cellnex Telecom SA, 144A (3) 6,128,535
355,645 HKBN Ltd 275,920
102,536 IHS Holding Ltd (2) 572,151
333,445 Infrastrutture Wireless Italiane SpA, 144A (3) 2,909,150
697,109 NetLink NBN Trust 439,258
30,171 Radius Global Infrastructure Inc, Class A (2) 284,211
Total Diversified Telecommunication Services 10,609,225
Electric Utilities - 21.2%
184,290 Alliant Energy Corp 9,765,527
585,649 CK Infrastructure Holdings Ltd (3) 2,986,998
90,951 Duke Energy Corp 8,460,262
1,090,332 EDP - Energias de Portugal SA (3) 4,732,055
5,758 Elia Group SA/NV (3) 677,551
77,781 Emera Inc 3,147,052
741,031 Enel SpA (3) 3,039,134
24,079 Entergy Corp 2,423,070
49,432 Eversource Energy 3,853,719
175,672 Exelon Corp 6,580,673
44,209 FirstEnergy Corp 1,635,733
80,940 Hydro One Ltd, 144A 1,979,334
575,092 Iberdrola SA (3) 5,362,263
338,881 NextEra Energy Inc 26,571,659
21,297 Orsted AS, 144A (3) 1,697,386
394,397 Power Grid Corp of India Ltd (3) 1,024,055
58,303 PPL Corp 1,477,981
23,569 Red Electrica Corp SA (3) 361,680
4,482 Southern Co 304,776
38,708 SSE PLC (3) 653,623
835,812 Terna - Rete Elettrica Nazionale (3) 5,090,536
227,417 Xcel Energy Inc 14,554,688
Total Electric Utilities 106,379,755
Gas Utilities - 1.2%
16,948 AltaGas Ltd 324,519
479,234 APA Group (3) 2,948,698
35,275 Enagas SA (3) 546,020
595,174 Snam SpA (3) 2,405,652
Total Gas Utilities 6,224,889

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares Description (1) Value
Independent Power And Renewable Electricity Producers - 3.8%
66,922 Brookfield Renewable Corp, Class A $ 2,187,011
153,568 Clearway Energy Inc, Class C 4,891,141
498,362 Meridian Energy Ltd (3) 1,337,256
75,503 NextEra Energy Partners LP (4) 5,459,622
139,869 RWE AG (3) 5,141,023
Total Independent Power And Renewable Electricity Producers 19,016,053
It Services - 0.4%
402,477 NEXTDC Ltd (2),(3) 2,251,868
Machinery - 0.1%
22,212 Evoqua Water Technologies Corp (2) 734,551
Media - 0.1%
2,342,755 Converge Information and Communications Technology
Solutions Inc (2),(3)
520,802
Multi-Utilities - 10.7%
36,694 Ameren Corp 2,955,702
11,922 Brookfield Infrastructure Corp, Class A 485,225
113,666 CenterPoint Energy Inc 3,203,108
163,338 CMS Energy Corp 9,512,805
181,573 Dominion Energy Inc 12,548,510
55,306 DTE Energy Co 6,362,955
11,988 National Grid PLC, Sponsored ADR 617,742
123,167 NiSource Inc 3,102,577
1,293,774 Sembcorp Industries Ltd (3) 2,763,360
38,633 Sempra Energy 5,792,632
39,617 Veolia Environnement SA (3) 757,167
64,410 WEC Energy Group Inc 5,760,186
Total Multi-Utilities 53,861,969
Oil, Gas & Consumable Fuels - 16.3%
83,540 Cheniere Energy Inc 13,860,121
2,647 DT Midstream Inc 137,353
511,118 Enbridge Inc 18,962,478
43,223 Energy Transfer LP 476,750
107,132 Enterprise Products Partners LP 2,547,599
63,077 Gibson Energy Inc 1,003,223
123,723 Keyera Corp 2,547,278
345,479 Kinder Morgan Inc 5,748,770
58,213 ONEOK Inc 2,982,834
131,293 Pembina Pipeline Corp 3,988,167
47,835 Plains GP Holdings LP, Class A 521,880
100,908 Targa Resources Corp 6,088,789
257,402 TC Energy Corp 10,368,007
447,557 Williams Cos Inc 12,813,557
Total Oil, Gas & Consumable Fuels 82,046,806
Road & Rail - 4.0%
29,953 Canadian National Railway Co 3,234,624
46,520 Canadian Pacific Railway Ltd 3,103,814
62,826 CSX Corp 1,673,685
118,413 East Japan Railway Co (3) 6,072,749
3,481 Norfolk Southern Corp 729,792
27,343 Union Pacific Corp 5,326,963
Total Road & Rail 20,141,627

Shares Description (1) Value
Transportation Infrastructure - 18.4%
118,063 Aena SME SA, 144A (2),(3) $ 12,252,532
109,310 Atlantia SpA (3) 2,411,998
1,660,321 Atlas Arteria Ltd (3) 6,611,488
2,488,997 Auckland International Airport Ltd (2),(3) 9,976,689
1,266,443 China Merchants Port Holdings Co Ltd (3) 1,590,665
1,034,241 COSCO Shipping Ports Ltd (3) 650,957
275,800 Enav SpA, 144A (2),(3) 1,003,590
19,431 Flughafen Zurich AG (2),(3) 2,872,014
40,782 Fraport AG Frankfurt Airport Services Worldwide (2),(3) 1,466,465
528,404 Getlink SE (3) 8,194,141
91,229 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 4,574,222
50,758 Grupo Aeroportuario del Pacifico SAB de CV, ADR 6,435,099
353,832 International Container Terminal Services Inc (3) 943,626
55,810 Japan Airport Terminal Co Ltd (2),(3) 2,332,399
194,293 Kamigumi Co Ltd (3) 3,587,202
514,903 Port of Tauranga Ltd (3) 1,857,100
991,810 Qube Holdings Ltd (3) 1,574,735
3,042,655 Transurban Group (3) 24,029,115
Total Transportation Infrastructure 92,364,037
Water Utilities - 1.8%
305,534 Pennon Group PLC (3) 2,665,851
237,634 Severn Trent PLC (3) 6,212,129
Total Water Utilities 8,877,980
Total Common Stocks (cost $425,679,922) 449,403,221
Shares Description (1) Value
X 39,154,285 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 7.8%
X 39,154,285
Health Care - 0.3%
465,915 Parkway Life Real Estate Investment Trust (3) $ 1,371,203
Specialized - 7.5%
71,734 American Tower Corp   15,401,290
44,841 Crown Castle Inc   6,481,766
37,982 Digital Realty Trust Inc   3,767,055
3,606 Equinix Inc   2,051,237
35,418 SBA Communications Corp   10,081,734
Total Specialized 37,783,082
Total Real Estate Investment Trust Common Stocks (cost $40,185,849) 39,154,285

Nuveen Global Infrastructure Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 791,868 INVESTMENT COMPANIES - 0.2%
X 791,868
796,686 Cordiant Digital Infrastructure Ltd/Fund $ 791,868
Total Investment Companies (cost $1,113,757) 791,868
Total Long-Term Investments (cost $466,979,528) 489,349,374
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
566,629 MONEY MARKET FUNDS - 0.1%
X 566,629
566,629 State Street Navigator Securities Lending Government
Money Market Portfolio (5)
3.070%(6) $ 566,629
Total Investments Purchased with Collateral from Securities Lending (cost $566,629) 566,629
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.3%
16,635,892 REPURCHASE AGREEMENTS - 3.3%
16,635,892
$ 16,636 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$16,637,042, collateralized by $18,356,900, U.S. Treasury
Note, 2.250%, due 8/15/27, value $16,968,650
0.830% 10/03/22 $ 16,635,892
Total Short-Term Investments (cost $16,635,892) 16,635,892
Total Investments (cost $ 484,182,049 ) - 100 .8% 506,551,895
Other Assets Less Liabilities -  (0.8)% (3,882,147)
Net Assets - 100% $ 502,669,748
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 277,073,716 $ 172,329,505 $ – $ 449,403,221
Real Estate Investment Trust Common
Stocks 37,783,082 1,371,204 – 39,154,286
Investment Companies 791,867 – – 791,867
Investments Purchased with Collateral from
Securities Lending 566,629 – – 566,629
Short-Term Investments:
Repurchase Agreements – 16,635,892 – 16,635,892
Total
$ 316,215,294 $ 190,336,601 $ – $ 506,551,895

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) For fair value measurement disclosure purposes, investment classified as Level 2.
(4) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $545,145.
(5) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(6) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt

Nuveen Real Asset Income Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.7%
X 282,418,453 COMMON STOCKS - 23.1%
X 282,418,453
Air Freight & Logistics - 0.0%
5,763 Oesterreichische Post AG (2) $ 153,615
Capital Markets - 0.2%
1,756,073 Greencoat Renewables PLC 1,996,406
Diversified Financial Services - 0.3%
3,123,783 Sdcl Energy Efficiency Income Trust PLC (2) 3,516,509
Diversified Telecommunication Services - 0.8%
1,403,273 HKBN Ltd 1,088,702
927,032 HKT Trust & HKT Ltd (2) 1,085,751
12,081,579 NetLink NBN Trust 7,612,762
Total Diversified Telecommunication Services 9,787,215
Electric Utilities - 4.6%
61,396 ALLETE Inc 3,072,870
446,994 Cia de Transmissao de Energia Eletrica Paulista (2) 1,903,371
822,741 CK Infrastructure Holdings Ltd (2) 4,196,244
301,992 CLP Holdings Ltd (2) 2,282,374
620,225 Contact Energy Ltd (2) 2,596,676
245,066 Emera Inc 9,915,473
219,177 Endesa SA (2) 3,291,940
1,301,998 Enel SpA (2) 5,339,785
180,212 OGE Energy Corp 6,570,529
827,890 Power Assets Holdings Ltd (2) 4,150,024
373,448 Red Electrica Corp SA (2) 5,730,781
471,139 SSE PLC (2) 7,955,650
Total Electric Utilities 57,005,717
Gas Utilities - 1.6%
924,787 APA Group (2) 5,690,159
407,903 Enagas SA (2) 6,313,907
7,206 Naturgy Energy Group SA (2) 166,701
1,972,409 Snam SpA (2) 7,972,340
Total Gas Utilities 20,143,107
Health Care Providers & Services - 0.2%
250,487 Sienna Senior Living Inc 2,136,125
Household Durables - 0.2%
144,615 Persimmon PLC (2) 1,977,794
Independent Power And Renewable Electricity Producers - 1.2%
105,436 Atlantica Sustainable Infrastructure PLC 2,772,967
80,776 Capital Power Corp 2,742,530
201,329 Clearway Energy Inc , Class A 5,858,674
15,370 NextEra Energy Partners LP 1,111,405
166,006 TransAlta Renewables Inc (3) 1,756,982
Total Independent Power And Renewable Electricity Producers 14,242,558
Independent Power Producers & Energy Traders - 0.1%
1,349 Canadian Solar Infrastructure Fund Inc (2),(3) 1,180,464

Shares Description (1) Value
Industrial Conglomerates - 0.1%
946,125 NWS Holdings Ltd (2) $ 853,569
Media - 0.1%
261,387 SES SA (2) 1,431,667
Multi-Utilities - 2.2%
498,193 Algonquin Power & Utilities Corp 5,442,308
170,606 Canadian Utilities Ltd, Class A 4,437,596
203,799 National Grid PLC, Sponsored ADR 10,501,763
60,254 NorthWestern Corp 2,969,317
1,155,922 REN - Redes Energeticas Nacionais SGPS SA (2) 2,732,974
416,473 Vector Ltd (2) 938,592
Total Multi-Utilities 27,022,550
Oil, Gas & Consumable Fuels - 7.9%
93,895 DT Midstream Inc 4,872,211
487,539 Enbridge Inc 18,087,697
100,922 Energy Transfer LP 1,113,170
358,468 Enterprise Products Partners LP 8,524,369
282,067 Gibson Energy Inc 4,486,200
174,256 Keyera Corp 3,587,679
716,207 Kinder Morgan Inc 11,917,684
40,158 Magellan Midstream Partners LP 1,907,907
106,553 ONEOK Inc 5,459,776
294,410 Pembina Pipeline Corp 8,943,022
161,478 Plains GP Holdings LP, Class A 1,761,725
169,329 TC Energy Corp 6,820,477
686,142 Williams Cos Inc 19,644,245
Total Oil, Gas & Consumable Fuels 97,126,162
Real Estate Management & Development - 2.0%
366,690 Amot Investments Ltd (2) 2,096,424
4,581,567 Capitaland India Trust (2) 3,336,829
58,742 Cibus Nordic Real Estate AB (2),(3) 765,474
783,519 Corp Inmobiliaria Vesta SAB de CV 1,459,700
92,098 DIC Asset AG (2) 697,286
611,483 Hongkong Land Holdings Ltd (2) 2,686,868
189,769 Kennedy-Wilson Holdings Inc 2,933,829
1,000,600 Sino Land Co Ltd (2) 1,316,117
584,546 Sun Hung Kai Properties Ltd (2) 6,451,209
212,927 TAG Immobilien AG (2) 1,699,273
38,613 Vonovia SE (2) 833,337
Total Real Estate Management & Development 24,276,346
Road & Rail - 0.2%
1,098,287 Aurizon Holdings Ltd (2) 2,429,026
Transportation Infrastructure - 1.4%
1,445,492 Atlas Arteria Ltd (2) 5,756,027
1,397,401 China Merchants Port Holdings Co Ltd (2) 1,755,150
2,445,737 COSCO Shipping Ports Ltd (2) 1,539,359
1,556,388 Dalrymple Bay Infrastructure Ltd (2) 2,054,982
162,846 Enav SpA , 144A (2),(3) 592,569
41,718 Grupo Aeroportuario del Pacifico SAB de CV, ADR 5,289,008
203,160 Jiangsu Expressway Co Ltd (2) 152,528
Total Transportation Infrastructure 17,139,623
Total Common Stocks (cost $300,915,143) 282,418,453

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Principal
Amount (000)
(4) Description (1) Coupon Maturity Ratings (5) Value
X 273,637,031 CORPORATE BONDS - 22.4%
X 273,637,031
Air Freight & Logistics - 0.2%
$ 2,300 Cargo Aircraft Management Inc , 144A 4.750% 2/01/28 BB $ 1,979,633
Building Products - 0.3%
3,730 Advanced Drainage Systems Inc , 144A 6.375% 6/15/30 Ba2 3,613,811
Capital Markets - 0.2%
2,700 Hunt Cos Inc , 144A 5.250% 4/15/29 BB- 2,067,471
Commercial Services & Supplies - 0.9%
860 Clean Harbors Inc , 144A 4.875% 7/15/27 BB 783,933
1,500 Clean Harbors Inc , 144A 5.125% 7/15/29 BB 1,381,020
1,570 Covanta Holding Corp, 144A 4.875% 12/01/29 B 1,268,968
2,085 GFL Environmental Inc , 144A 4.750% 6/15/29 B- 1,756,613
1,300 GFL Environmental Inc , 144A 3.500% 9/01/28 BB- 1,096,303
4,740 Waste Connections Inc 4.200% 1/15/33 BBB+ 4,294,258
12,055 Total Commercial Services & Supplies 10,581,095
Communications Equipment - 0.0%
650 Liquid Telecommunications Financing PLC, 144A 5.500% 9/04/26 B1 507,000
Construction & Engineering - 0.2%
1,800 GMR Hyderabad International Airport Ltd, 144A 5.375% 4/10/24 BB+ 1,737,000
1,500 IHS Netherlands Holdco BV, 144A 8.000% 9/18/27 BB- 1,257,750
3,300 Total Construction & Engineering 2,994,750
Diversified Financial Services - 0.5%
968 Cometa Energia SA de CV, 144A 6.375% 4/24/35 Baa3 873,062
975 Genesis Energy LP / Genesis Energy Finance Corp 7.750% 2/01/28 B 848,250
550 Indian Railway Finance Corp Ltd, 144A 3.570% 1/21/32 BBB- 447,342
1,815 Minejesa Capital BV, 144A 5.625% 8/10/37 Baa3 1,297,725
15,424 BRL Swiss Insured Brazil Power Finance Sarl , 144A 9.850% 7/16/32 AAA 2,559,026
19,732 Total Diversified Financial Services 6,025,405
Diversified Telecommunication Services - 0.7%
1,925 Altice France SA/France, 144A 5.125% 7/15/29 B 1,438,187
1,325 Altice France SA/France, 144A 5.500% 1/15/28 B 1,049,254
200 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 167,295
3,280 Cellnex Finance Co SA, 144A 3.875% 7/07/41 BBB- 2,050,590
2,750 Frontier Communications Holdings LLC, 144A (6) 6.000% 1/15/30 BB- 2,160,469
1,030 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 882,422
865 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 756,356
11,375 Total Diversified Telecommunication Services 8,504,573
Electric Utilities - 3.5%
1,806 Acwa Power Management And Investments One Ltd, 144A 5.950% 12/15/39 BBB- 1,614,803
1,925 Adani Green Energy UP Ltd / Prayatna Developers Pvt Ltd /
Parampujya Solar Energ , 144A
6.250% 12/10/24 BB+ 1,749,440
350 Adani Transmission Step-One Ltd, 144A 4.250% 5/21/36 BBB- 280,764
650 AES Panama Generation Holdings SRL, 144A 4.375% 5/31/30 Baa3 511,875
6,000 CenterPoint Energy Houston Electric LLC 4.450% 10/01/32 A 5,688,170
1,500 Cikarang Listrindo Tbk PT, 144A 4.950% 9/14/26 BB+ 1,363,535
2,325 Clearway Energy Operating LLC, 144A 3.750% 2/15/31 BB 1,846,695
800 Consorcio Transmantaro SA, 144A 5.200% 4/11/38 BBB 684,000
1,400 EUR EDP - Energias de Portugal SA , Reg S 4.496% 4/30/79 BB+ 1,307,506
625 Electricidad Firme de Mexico Holdings SA de CV, 144A 4.900% 11/20/26 Ba2 510,156
1,200 Empresa de Transmision Electrica SA, 144A 5.125% 5/02/49 Baa2 899,040

Principal
Amount (000)
(4) Description (1) Coupon Maturity Ratings (5) Value
Electric Utilities (continued)
$ 5,700,000
COP Empresas Publicas de Medellin ESP, 144A
8.375% 11/08/27 Baa3 $ 923,003
7,500 ITC Holdings Corp, 144A 4.950% 9/22/27 BBB+ 7,316,850
1,500 Lamar Funding Ltd, 144A 3.958% 5/07/25 BB+ 1,393,029
1,109 LLPL Capital Pte Ltd, 144A 6.875% 2/04/39 Baa3 891,753
2,781 GBP NGG Finance PLC , Reg S 5.625% 6/18/73 BBB- 2,748,707
1,500 NRG Energy Inc , 144A 3.625% 2/15/31 BB+ 1,170,000
2,175 Pacific Gas and Electric Co 3.300% 8/01/40 BBB- 1,392,343
1,155 Pattern Energy Operations LP / Pattern Energy Operations
Inc , 144A
4.500% 8/15/28 BB- 1,001,327
1,000 ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries, 144A
4.500% 7/14/28 Ba3 749,344
3,250 Southern Co Gas Capital Corp 5.150% 9/15/32 BBB+ 3,105,540
6,200 WEC Energy Group Inc 5.150% 10/01/27 BBB+ 6,143,994
5,746,751 Total Electric Utilities 43,291,874
Electrical Equipment - 0.1%
2,130 Vertiv Group Corp, 144A 4.125% 11/15/28 BB- 1,714,650
Energy Equipment & Services - 0.1%
850 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 747,146
1,000 Galaxy Pipeline Assets Bidco Ltd, 144A 3.250% 9/30/40 Aa2 731,017
1,850 Total Energy Equipment & Services 1,478,163
Equity Real Estate Investment Trusts (Reits) - 3.8%
3,005 Agree LP 4.800% 10/01/32 Baa1 2,678,932
1,455 CTR Partnership LP / CareTrust Capital Corp, 144A 3.875% 6/30/28 BB+ 1,196,737
4,000 Digital Realty Trust LP (6) 5.550% 1/15/28 Baa2 3,966,618
3,500 Goodman US Finance Five LLC, 144A 4.625% 5/04/32 BBB+ 3,205,959
800 Iron Mountain Inc , 144A 4.500% 2/15/31 BB- 618,544
2,195 Iron Mountain Information Management Services Inc , 144A 5.000% 7/15/32 BB- 1,699,134
9,750 Kimco Realty Corp 4.600% 2/01/33 BBB+ 8,803,376
1,375 MPT Operating Partnership LP / MPT Finance Corp 3.500% 3/15/31 BBB- 957,344
12,000 Prologis LP 4.625% 1/15/33 A 11,406,469
1,430 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 1,120,221
1,370 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 1,170,062
5,525 SBA Communications Corp 3.125% 2/01/29 BB- 4,443,592
1,695 VICI Properties LP / VICI Note Co Inc , 144A 4.500% 1/15/28 BBB- 1,503,783
3,595 Welltower Inc 3.850% 6/15/32 BBB+ 3,072,119
51,695 Total Equity Real Estate Investment Trusts ( Reits ) 45,842,890
Equity Real Estate Investment Trusts (REITs) - 0.4%
1,740 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 Baa3 1,396,350
3,035 Scentre Group Trust 2, 144A 5.125% 9/24/80 BBB+ 2,470,703
1,140 XHR LP, 144A 4.875% 6/01/29 B+ 939,947
5,915 Total Equity Real Estate Investment Trusts (REITs) 4,807,000
Gas Utilities - 0.9%
2,965
CAD AltaGas Ltd
5.250% 1/11/82 BB+ 1,767,023
3,240
CAD AltaGas Ltd
7.350% 8/17/82 BB+ 2,296,111
2,025 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 1,782,000
2,225 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 1,825,156
2,550 National Gas Co of Trinidad & Tobago Ltd, 144A 6.050% 1/15/36 BBB- 2,283,984
700 Superior Plus LP / Superior General Partner Inc , 144A 4.500% 3/15/29 BB- 578,102
13,705 Total Gas Utilities 10,532,376

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Principal
Amount (000)
(4) Description (1) Coupon Maturity Ratings (5) Value
Health Care Providers & Services - 0.7%
$ 830 Encompass Health Corp 4.750% 2/01/30 B+ $ 682,821
2,170 Encompass Health Corp 4.625% 4/01/31 B+ 1,714,859
2,300 Tenet Healthcare Corp, 144A 6.125% 6/15/30 BB- 2,106,800
3,925 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 3,438,649
9,225 Total Health Care Providers & Services 7,943,129
Hotels, Restaurants & Leisure - 0.6%
2,375 CDI Escrow Issuer Inc , 144A 5.750% 4/01/30 B+ 2,074,123
1,650 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc , 144A
4.625% 1/15/29 B 1,365,375
400 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc , 144A
6.750% 7/15/30 CCC+ 303,786
2,250 Hilton Domestic Operating Co Inc , 144A 4.000% 5/01/31 BB+ 1,818,743
1,605 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 1,295,396
1,065 Marriott Ownership Resorts Inc , 144A 4.500% 6/15/29 B+ 841,675
9,345 Total Hotels, Restaurants & Leisure 7,699,098
Independent Power And Renewable Electricity Producers - 0.8%
1,720 Atlantica Sustainable Infrastructure PLC, 144A 4.125% 6/15/28 BB+ 1,448,111
1,350 Calpine Corp, 144A 3.750% 3/01/31 BB+ 1,056,375
1,695
CAD Capital Power Corp
7.950% 9/09/82 BB 1,217,980
475 Israel Electric Corp Ltd, 144A , Reg S 3.750% 2/22/32 BBB+ 408,474
3,315 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 2,813,706
2,900 Vistra Operations Co LLC, 144A 5.125% 5/13/25 BBB- 2,807,636
11,455 Total Independent Power And Renewable Electricity Producers 9,752,282
Independent Power Producers & Energy Traders - 0.6%
1,196 Alfa Desarrollo SpA , 144A 4.550% 9/27/51 BBB- 789,113
651 Azure Power Energy Ltd, 144A 3.575% 8/19/26 BB+ 488,512
3,570 Clearway Energy Operating LLC, 144A 3.750% 1/15/32 BB 2,767,571
1,300 EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime
Energia SpA , 144A
5.375% 12/30/30 BBB- 773,097
1,500 Kallpa Generacion SA, 144A 4.125% 8/16/27 Baa3 1,301,430
968 UEP Penonome II SA, 144A 6.500% 10/01/38 BB 832,132
9,185 Total Independent Power Producers & Energy Traders 6,951,855
Internet Software & Services - 0.2%
3,075 Cogent Communications Group Inc , 144A 3.500% 5/01/26 BB 2,706,455
Machinery - 0.1%
1,775 WASH Multifamily Acquisition Inc , 144A 5.750% 4/15/26 B- 1,636,381
Media - 0.8%
1,000 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 6.375% 9/01/29 BB+ 918,100
4,600 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 3,508,282
1,225 Directv Financing LLC / Directv Financing Co-Obligor Inc ,
144A
5.875% 8/15/27 BBB- 1,056,085
1,500 Lamar Media Corp 3.625% 1/15/31 BB 1,179,765
3,600 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 2,689,545
11,925 Total Media 9,351,777

Principal
Amount (000)
(4) Description (1) Coupon Maturity Ratings (5) Value
Mortgage Real Estate Investment Trusts (Reits) - 0.4%
$ 5,385 Blackstone Mortgage Trust Inc , 144A 3.750% 1/15/27 Ba2 $ 4,414,160
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
1,500 Starwood Property Trust Inc , 144A 4.375% 1/15/27 BB+ 1,278,727
1,875 Starwood Property Trust Inc , 144A 3.625% 7/15/26 BB+ 1,593,750
3,375 Total Mortgage Real Estate Investment Trusts (REITs) 2,872,477
Oil, Gas & Consumable Fuels - 3.8%
1,800 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
7.875% 5/15/26 BB 1,809,000
915 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 841,800
1,270 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 996,836
2,735 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
5.625% 5/01/27 BB 2,475,175
1,820 DT Midstream Inc , 144A 4.375% 6/15/31 BB+ 1,500,990
424 Energean Israel Finance Ltd, 144A , Reg S 5.375% 3/30/28 BB- 357,332
1,200 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 1,122,000
1,500 EnLink Midstream LLC 5.375% 6/01/29 BB+ 1,372,500
1,090 EQM Midstream Partners LP, 144A 7.500% 6/01/30 BB 1,030,018
1,300 EQM Midstream Partners LP, 144A 4.750% 1/15/31 BB 1,031,875
1,215 EQM Midstream Partners LP 5.500% 7/15/28 BB 1,038,497
410 EQM Midstream Partners LP, 144A 7.500% 6/01/27 BB 390,779
1,125
CAD Gibson Energy Inc
5.250% 12/22/80 BB 700,508
1,620 Hess Midstream Operations LP, 144A 5.500% 10/15/30 BB+ 1,390,689
750 Holly Energy Partners LP / Holly Energy Finance Corp, 144A 6.375% 4/15/27 BB+ 716,250
1,515
CAD Keyera Corp
6.875% 6/13/79 BB 1,050,821
5,075 Kinder Morgan Inc 4.800% 2/01/33 BBB 4,553,887
3,470 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 3,177,337
1,425 Leviathan Bond Ltd, 144A , Reg S 6.750% 6/30/30 BB 1,263,476
1,750 New Fortress Energy Inc , 144A 6.500% 9/30/26 BB- 1,616,825
1,350 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 1,200,973
300 Oleoducto Central SA, 144A 4.000% 7/14/27 Baa3 231,368
4,103
CAD Pembina Pipeline Corp
4.800% 1/25/81 BB+ 2,443,741
1,000 Peru LNG Srl , 144A 5.375% 3/22/30 B+ 788,500
275 Promigas SA ESP / Gases del Pacifico SAC, 144A 3.750% 10/16/29 Baa3 212,627
2,345 Sunoco LP / Sunoco Finance Corp 4.500% 4/30/30 BB+ 1,917,037
1,190 Sunoco LP / Sunoco Finance Corp 5.875% 3/15/28 BB+ 1,079,858
5,175 Targa Resources Corp 5.200% 7/01/27 BBB- 4,978,229
1,350 Targa Resources Corp 6.250% 7/01/52 BBB- 1,226,395
605
CAD Transcanada Trust
4.200% 3/04/81 BBB 354,354
849 Tullow Oil PLC, 144A 10.250% 5/15/26 B2 717,405
1,325 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 9/01/27 BB- 1,204,193
1,675 Western Midstream Operating LP 4.550% 2/01/30 BBB- 1,432,561
53,951 Total Oil, Gas & Consumable Fuels 46,223,836
Real Estate Management & Development - 0.7%
2,200 Cushman & Wakefield US Borrower LLC, 144A 6.750% 5/15/28 BB 2,040,610
1,300 Howard Hughes Corp, 144A 4.375% 2/01/31 BB 933,796
1,225 Howard Hughes Corp, 144A 4.125% 2/01/29 BB 946,313
1,175 Kennedy-Wilson Inc 4.750% 3/01/29 BB 896,760
2,250 Kennedy-Wilson Inc 5.000% 3/01/31 BB 1,631,385

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Principal
Amount (000)
(4) Description (1) Coupon Maturity Ratings (5) Value
Real Estate Management & Development (continued)
$ 2,775 EUR Peach Property Finance GmbH, 144A 4.375% 11/15/25 BB+ $ 2,161,879
10,925 Total Real Estate Management & Development 8,610,743
Road & Rail - 0.2%
525 ENA Master Trust, 144A 4.000% 5/19/48 BBB 390,075
1,735 First Student Bidco Inc / First Transit Parent Inc , 144A 4.000% 7/31/29 BB+ 1,405,699
500 Rumo Luxembourg Sarl , 144A (6) 4.200% 1/18/32 Ba2 388,005
2,760 Total Road & Rail 2,183,779
Specialty Retail - 0.2%
1,130 Asbury Automotive Group Inc , 144A 5.000% 2/15/32 BB 870,168
535 Asbury Automotive Group Inc , 144A 4.625% 11/15/29 BB 427,663
1,380 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,068,626
3,045 Total Specialty Retail 2,366,457
Trading Companies & Distributors - 0.1%
2,090 Albion Financing 1 SARL / Aggreko Holdings Inc , 144A 6.125% 10/15/26 BB+ 1,766,948
Transportation Infrastructure - 0.7%
1,400 Adani Ports & Special Economic Zone Ltd, 144A 4.000% 7/30/27 BBB- 1,214,183
575 Aeropuerto Internacional de Tocumen SA, 144A 4.000% 8/11/41 BBB 425,747
400 Aeropuerto Internacional de Tocumen SA, 144A 5.125% 8/11/61 BBB 285,254
2,810 Aeropuertos Dominicanos Siglo XXI SA, 144A 6.750% 3/30/29 BB- 2,593,630
1,037 Autopistas del Sol SA/Costa Rica, 144A 7.375% 12/30/30 B 934,763
1,700 DP World Ltd/United Arab Emirates, 144A 5.625% 9/25/48 Baa3 1,484,001
1,800 Mexico City Airport Trust, 144A 4.250% 10/31/26 BBB 1,602,000
9,722 Total Transportation Infrastructure 8,539,578
Wireless Telecommunication Services - 0.5%
875 America Movil SAB de CV, 144A 5.375% 4/04/32 A- 752,920
475 CT Trust, 144A 5.125% 2/03/32 Ba1 357,438
1,000 Telefonica Moviles Chile SA, 144A 3.537% 11/18/31 BBB+ 785,000
5,000 T-Mobile USA Inc 5.200% 1/15/33 BBB- 4,782,027
7,350 Total Wireless Telecommunication Services 6,677,385
$ 6,032,476 Total Corporate Bonds (cost $318,075,631) 273,637,031
Shares Description (1) Value
X 252,126,620 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 20.6%
X 252,126,620
Diversified - 3.7%
1,608,872 Abacus Property Group  (2) $ 2,568,917
66,008 Armada Hoffler Properties Inc 685,163
443,715 Broadstone Net Lease Inc 6,890,894
748,035 Charter Hall Long Wale REIT  (2) 1,910,572
17,931 Cofinimmo SA  (2) 1,489,140
42,628 Gecina SA  (2) 3,338,612
81,780 Global Net Lease Inc 870,957
455,250 GPT Group  (2) 1,120,448
700,123 Growthpoint Properties Australia Ltd  (2) 1,383,713
3,652,778 Home Reit PLC   3,703,286
955 Hulic Reit Inc   (2) 1,093,133
94,674 ICADE  (2) 3,524,449
41,491 Merlin Properties Socimi SA  (2) 320,151
319,685 Mirvac Group  (2) 398,232
10,452 Star Asia Investment Corp  (2) 4,041,609
1,751,193 Stockland  (2) 3,664,929
715,474 Stride Property Group  (2) 666,201

Shares Description (1) Value
Diversified (continued)
85,297 WP Carey Inc $ 5,953,731
Total Diversified 43,624,137
Health Care - 1.7%
3,582,393 Assura PLC   2,143,958
53,873 CareTrust REIT Inc 975,640
231,699 Global Medical REIT Inc 1,974,075
72,598 Healthcare Realty Trust Inc 1,513,668
56,857 Healthpeak Properties Inc 1,303,162
174,699 NorthWest Healthcare Properties Real Estate Investment
Trust
1,340,579
661,867 Physicians Realty Trust   9,954,480
536,210 Target Healthcare REIT PLC   547,815
17,352 Universal Health Realty Income Trust   749,780
Total Health Care 20,503,157
Industrial - 2.9%
1,217,231 Centuria Industrial REIT  (2) 2,025,675
586,778 Dexus Industria REIT  (2) 886,958
601,803 Dream Industrial Real Estate Investment Trust   4,674,663
4,439,834 Frasers Logistics & Commercial Trust  (2) 3,790,544
123,107 Intervest Offices & Warehouses NV   2,811,169
707,237 LondonMetric Property PLC   1,377,966
459,305 LXP Industrial Trust   4,207,234
2,893,686 Mapletree Industrial Trust  (2) 4,788,471
2,346,723 Mapletree Logistics Trust  (2) 2,535,627
534,124 Nexus Industrial REIT   3,232,545
1,779,421 PLA Administradora Industrial S de RL de CV   2,361,723
4,202 STAG Industrial Inc 119,463
1,755,563 Urban Logistics REIT PLC  (2) 2,536,757
Total Industrial 35,348,795
Mortgage - 0.9%
198,997 Ares Commercial Real Estate Corp   2,079,519
105,971 Blackstone Mortgage Trust Inc , Class A   2,473,363
193,562 KKR Real Estate Finance Trust Inc 3,145,382
181,535 Starwood Property Trust Inc 3,307,568
Total Mortgage 11,005,832
Office - 2.7%
1,745 Boston Properties Inc 130,823
255,222 Brandywine Realty Trust   1,722,749
1,190,534 Centuria Office REIT  (2) 1,108,220
14,599 Corporate Office Properties Trust   339,135
40,303 Covivio   (2) 1,941,542
2,651,229 Cromwell Property Group  (2) 1,140,740
569,654 Dexus   (2) 2,833,775
95,113 Douglas Emmett Inc 1,705,376
369,661 Easterly Government Properties Inc 5,829,554
1,273,704 GDI Property Group Partnership  (2) 653,902
157,123 Highwoods Properties Inc 4,236,036
125,900 Hudson Pacific Properties Inc 1,378,605
1,069 Ichigo Office REIT Investment Corp  (2) 631,770
102,801 NSI NV  (2) 2,438,634
315,492 Piedmont Office Realty Trust Inc , Class A   3,331,596
204,859 Postal Realty Trust Inc , Class A   3,005,282
30,649 SL Green Realty Corp   1,230,864
30,309 Vornado Realty Trust   701,956
Total Office 34,360,559
Residential - 0.3%
82,191 Apartment Income REIT Corp 3,174,216

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares Description (1) Value
Retail - 5.7%
4,295 Acadia Realty Trust   $ 54,203
30,374 Brixmor Property Group Inc 561,008
1,309,941 CapitaLand China Trust  (2) 946,905
4,876,412 CapitaLand Integrated Commercial Trust  (2) 6,486,523
422,087 Choice Properties Real Estate Investment Trust   3,847,016
480,323 Crombie Real Estate Investment Trust   4,958,487
326,030 CT Real Estate Investment Trust   3,542,701
5,036,434 Fortune Real Estate Investment Trust  (2) 3,669,792
2,542,501 Frasers Centrepoint Trust  (2) 3,833,936
1,529 Kenedix Retail REIT Corp  (2) 2,823,932
896,979 Link REIT  (2) 6,261,368
95,843 National Retail Properties Inc 3,820,302
66,368 Realty Income Corp   3,862,618
35,505 Regency Centers Corp   1,911,944
298,707 RioCan Real Estate Investment Trust   4,026,441
458,186 RPT Realty   3,463,886
11,461 Saul Centers Inc 429,788
3,657,403 Scentre Group  (2) 5,975,754
51,314 Simon Property Group Inc 4,605,431
9,548 Spirit Realty Capital Inc 345,256
129,295 Urstadt Biddle Properties Inc , Class A   2,005,365
2,175,193 Waypoint REIT Ltd  (2) 3,301,317
Total Retail 70,733,973
Specialized - 2.7%
17,789 Digital Realty Trust Inc 1,764,313
371,755 Four Corners Property Trust Inc 8,992,753
223,443 Gaming and Leisure Properties Inc 9,885,118
108,447 National Storage Affiliates Trust   4,509,226
275,529 VICI Properties Inc 8,224,541
Total Specialized 33,375,951
Total Real Estate Investment Trust Common Stocks (cost $297,434,223) 252,126,620
Shares   Description (1) Coupon Ratings (5) Value
X 168,183,241 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 13.7%
X 168,183,241
Diversified Financial Services - 0.1%
56,644 Brookfield Finance Inc 4.625% BBB $ 1,025,823
36,962 National Rural Utilities Cooperative Finance Corp(6) 5.500% A3 818,708
Total Diversified Financial Services 1,844,531
Electric Utilities - 1.8%
64,872 CMS Energy Corp 5.875% BBB- 1,495,300
103,937 DTE Energy Co 4.375% BBB- 1,834,488
96,959 Duke Energy Corp 5.750% BBB- 2,326,046
46,604 Duke Energy Corp(6) 5.625% BBB- 1,142,264
36,322 Entergy Arkansas LLC 4.875% A 850,298
15,886 Entergy Louisiana LLC 4.875% A 364,901
22,010 Entergy Mississippi LLC 4.900% A 513,273
16,776 Entergy New Orleans LLC 5.500% BBB 383,164
36,030 Entergy Texas Inc 5.375% BBB- 837,337
102,721 Georgia Power Co 5.000% Baa2 2,222,883
69,424 Integrys Holding Inc (2),(6) 6.000% BBB 1,631,464
16,171 NextEra Energy Capital Holdings Inc (6) 5.650% BBB 395,219
33,998 Southern Co(6) 5.250% BBB- 762,915
173,296 Southern Co 4.950% BBB- 3,576,830
195,671 Southern Co 4.200% BBB- 3,717,749
Total Electric Utilities 22,054,131

Shares   Description (1) Coupon Ratings (5) Value
Equity Real Estate Investment Trusts (Reits) - 8.5%
308,458 Agree Realty Corp 4.250% Baa2 $ 5,240,701
44,262 American Homes 4 Rent 6.250% BB+ 1,061,403
183,960 American Homes 4 Rent 5.875% BB+ 4,139,100
143,076 Armada Hoffler Properties Inc 6.750% N/R 3,277,871
219,956 Centerspace (6) 6.625% N/R 5,304,019
52,920 Chatham Lodging Trust 6.625% N/R 1,097,032
72,877 City Office REIT Inc 6.625% N/R 1,456,082
116,181 DiamondRock Hospitality Co(6) 8.250% N/R 2,858,053
130,571 Digital Realty Trust Inc 5.250% Baa3 2,804,665
109,747 Digital Realty Trust Inc 5.850% Baa3 2,442,968
153,960 Digital Realty Trust Inc 5.200% Baa3 3,240,858
1,961 DigitalBridge Group Inc 7.125% N/R 43,985
115,478 Federal Realty Investment Trust 5.000% Baa2 2,416,955
25,679 Global Net Lease Inc 7.250% BB- 554,153
239,898 Hudson Pacific Properties Inc 4.750% Baa3 4,003,898
214,839 Kimco Realty Corp 5.250% Baa2 4,612,593
112,129 Kimco Realty Corp 5.125% Baa2 2,363,679
5,057 Mid-America Apartment Communities Inc 8.500% BBB 280,411
120,576 National Storage Affiliates Trust 6.000% N/R 2,703,314
72,015 Pebblebrook Hotel Trust 6.375% N/R 1,346,680
94,116 Pebblebrook Hotel Trust 5.700% N/R 1,585,855
151,463 Pebblebrook Hotel Trust 6.300% N/R 2,868,709
50,502 PS Business Parks Inc 5.200% N/R 749,955
120,584 PS Business Parks Inc 4.875% N/R 1,645,972
42,130 Public Storage 4.750% A3 848,498
15,587 Public Storage(6) 5.600% A3 373,309
19,617 Public Storage 4.125% A3 358,010
98,652 Public Storage(6) 4.625% A3 1,987,838
32,304 Public Storage 5.050% A3 697,766
123,597 Public Storage 4.875% A3 2,637,560
104,660 Public Storage 4.100% A3 1,824,224
104,003 Public Storage 4.000% A3 1,775,331
51,742 Public Storage 4.700% A3 1,056,572
33,370 Public Storage(6) 5.150% A3 728,133
90,136 Public Storage 4.000% A3 1,528,707
42,744 Public Storage 3.875% A3 692,453
43,579 Public Storage 3.900% A3 706,416
42,137 Public Storage 3.950% A3 693,996
16,089 Rexford Industrial Realty Inc 5.875% BBB- 373,908
191,408 Rexford Industrial Realty Inc 5.625% BBB- 4,245,429
56,620 Saul Centers Inc 6.125% N/R 1,202,043
73,132 Saul Centers Inc 6.000% N/R 1,546,010
108,368 SITE Centers Corp 6.375% BB+ 2,208,540
48,593 SL Green Realty Corp 6.500% BB 1,054,954
64,819 Spirit Realty Capital Inc 6.000% Baa3 1,487,596
136,028 Summit Hotel Properties Inc 6.250% N/R 2,385,931
66,627 Summit Hotel Properties Inc 5.875% N/R 1,204,616
110,231 Sunstone Hotel Investors Inc 5.700% N/R 2,043,683
100,537 Sunstone Hotel Investors Inc 6.125% N/R 2,035,874
42,957 UMH Properties Inc 6.375% N/R 1,022,377
87,730 Urstadt Biddle Properties Inc 5.875% N/R 1,780,919
90,492 Urstadt Biddle Properties Inc 6.250% N/R 1,900,332
227,836 Vornado Realty Trust 5.250% Ba1 3,971,181
91,898 Vornado Realty Trust 4.450% Ba1 1,474,044
Total Equity Real Estate Investment Trusts ( Reits ) 103,945,161
Gas Utilities - 0.2%
54,824 South Jersey Industries Inc 5.625% BB+ 1,013,148
71,350 Spire Inc 5.900% BBB 1,720,962
Total Gas Utilities 2,734,110

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares   Description (1) Coupon Ratings (5) Value
Independent Power And Renewable Electricity Producers - 0.1%
96,254 Brookfield BRP Holdings Canada Inc 4.625% BBB- $ 1,631,505
Independent Power Producers & Energy Traders - 0.3%
167,335 Brookfield Renewable Partners LP 5.250% BBB- 3,281,439
Multi-Utilities - 1.9%
34,627 Algonquin Power & Utilities Corp 6.200% BB+ 838,320
57,544 BIP Bermuda Holdings I Ltd(6) 5.125% BBB- 1,120,382
31,460 Brookfield Infrastructure Finance ULC 5.000% BBB- 523,809
162,347 Brookfield Infrastructure Partners LP 5.125% BBB- 2,725,806
48,033 Brookfield Infrastructure Partners LP(6) 5.000% BBB- 743,551
147,967 CMS Energy Corp 4.200% BBB- 2,530,236
110,641 CMS Energy Corp 5.875% BBB- 2,565,765
28,752 CMS Energy Corp 5.625% BBB- 688,610
114,960 DTE Energy Co 4.375% BBB- 2,093,422
60,112 DTE Energy Co 5.250% BBB- 1,370,553
65,449 NiSource Inc 6.500% BBB- 1,615,281
258,197 Sempra Energy 5.750% BBB- 6,103,777
Total Multi-Utilities 22,919,512
Oil, Gas & Consumable Fuels - 0.0%
29,688 NuStar Energy LP 9.126% B2 573,869
Real Estate Management & Development - 0.8%
150,924 Brookfield Property Partners LP 6.375% BB 2,789,076
158,759 Brookfield Property Partners LP 6.500% BB 3,011,658
199,897 Brookfield Property Partners LP 5.750% BB 3,398,249
Total Real Estate Management & Development 9,198,983
Total $25 Par (or similar) Retail Preferred (cost $201,778,276) 168,183,241
Principal
Amount (000)
(4) Description (1) Coupon Maturity Ratings (5) Value
X 131,537,171 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 10.7%
X 131,537,171
Diversified Financial Services - 0.3%
$ 730 National Rural Utilities Cooperative Finance Corp 5.250% 4/20/46 A3 $ 655,175
3,497 Transcanada Trust 5.625% 5/20/75 BBB 3,229,025
4,227 Total Diversified Financial Services 3,884,200
Electric Utilities - 3.1%
3,545 American Electric Power Co Inc 3.875% 2/15/62 BBB 2,778,452
1,375 CMS Energy Corp 3.750% 12/01/50 BBB- 1,010,625
1,800 ComEd Financing III 6.350% 3/15/33 Baa2 1,771,837
5,660 Duke Energy Corp 4.875% N/A (7) BBB- 5,072,733
3,220 Edison International 5.000% N/A (7) BB+ 2,543,800
2,120 Edison International 5.375% N/A (7) BB+ 1,743,700
2,100 GBP Electricite de France SA , Reg S 5.875% N/A (7) BBB- 1,745,998
6,810 Emera Inc 6.750% 6/15/76 BB+ 6,458,290
4,325 Enel SpA , 144A 8.750% 9/24/73 BBB- 4,314,188
5,920 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 5,163,532
1,945 NextEra Energy Capital Holdings Inc 3.800% 3/15/82 BBB 1,526,624
455 PPL Capital Funding Inc 6.339% 3/30/67 BBB 380,595
1,077 Southern California Edison Co (3-Month LIBOR reference rate + 4.199% spread) (8)
4.516% N/A (7) BB+ 1,020,458
2,970 Southern Co 4.000% 1/15/51 BBB- 2,661,714
43,322 Total Electric Utilities 38,192,546

Principal
Amount (000)
(4) Description (1) Coupon Maturity Ratings (5) Value
Independent Power And Renewable Electricity Producers - 0.1%
$ 1,695 GBP SSE PLC , Reg S 3.740% N/A (7) BBB- $ 1,620,857
Independent Power Producers & Energy Traders - 0.1%
685 Vistra Corp, 144A 7.000% N/A (7) Ba3 598,012
1,313 Vistra Corp, 144A 8.000% N/A (7) Ba3 1,205,698
1,998 Total Independent Power Producers & Energy Traders 1,803,710
Marine - 0.2%
2,195 Royal Capital BV , Reg S 4.875% N/A (7) N/R 2,103,578
Multi-Utilities - 2.6%
2,375 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 1,939,829
7,245 CenterPoint Energy Inc 6.125% N/A (7) BBB- 6,813,903
3,975 CMS Energy Corp 4.750% 6/01/50 BBB- 3,358,875
2,685 Dominion Energy Inc 5.750% 10/01/54 BBB- 2,499,758
3,620 Dominion Energy Inc 4.350% N/A (7) BBB- 3,071,058
3,335 Dominion Energy Inc 4.650% N/A (7) BBB- 2,937,312
2,884 NiSource Inc 5.650% N/A (7) BBB- 2,660,490
3,870 Sempra Energy 4.125% 4/01/52 BBB- 3,037,950
5,230 Sempra Energy 4.875% N/A (7) BBB- 4,863,900
35,219 Total Multi-Utilities 31,183,075
Oil, Gas & Consumable Fuels - 4.1%
3,365 Enbridge Inc 5.750% 7/15/80 BBB- 2,960,359
7,699 Enbridge Inc 5.500% 7/15/77 BBB- 6,771,726
6,832 Enbridge Inc 6.000% 1/15/77 BBB- 6,112,677
3,900 Enbridge Inc 7.625% 1/15/83 BBB- 3,760,294
3,792 Enbridge Inc 6.250% 3/01/78 BBB- 3,407,870
2,923 Energy Transfer LP (3-Month LIBOR reference rate +
3.018% spread) (8)
5.800% 11/01/66 Ba1 2,211,145
1,485 Energy Transfer LP 6.500% N/A (7) BB 1,293,589
4,755 Enterprise Products Operating LLC 5.375% 2/15/78 Baa2 3,571,089
6,661 Enterprise Products Operating LLC 5.250% 8/16/77 Baa2 5,567,290
2,104
CAD Inter Pipeline Ltd/AB
6.625% 11/19/79 BB 1,408,150
2,540
CAD Keyera Corp
5.950% 3/10/81 BB 1,605,991
805 MPLX LP 6.875% N/A (7) BB+ 790,912
1,000 Plains All American Pipeline LP 6.125% N/A (7) BB 815,112
875 Transcanada Trust 5.300% 3/15/77 BBB 753,006
2,905 Transcanada Trust 5.600% 3/07/82 BBB 2,519,345
4,650 Transcanada Trust 5.875% 8/15/76 BBB 4,327,875
3,020 Transcanada Trust 5.500% 9/15/79 BBB 2,612,300
59,311 Total Oil, Gas & Consumable Fuels 50,488,730
Road & Rail - 0.2%
2,415 BNSF Funding Trust I 6.613% 12/15/55 A 2,260,475
$ 150,382 Total $1,000 Par (or similar) Institutional Preferred (cost $148,280,613) 131,537,171
Shares   Description (1) Coupon Ratings (5) Value
X 58,280,134 CONVERTIBLE PREFERRED SECURITIES - 4.8%
X 58,280,134
Commercial Services & Supplies - 0.2%
50,498 GFL Environmental Inc 6.000% N/R $ 2,918,784

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares   Description (1) Coupon Ratings (5) Value
Electric Utilities - 2.1%
102,056 American Electric Power Co Inc (6) 6.125% BBB $ 5,051,772
65,990 NextEra Energy Inc 6.219% BBB 3,204,474
155,314 NextEra Energy Inc 5.279% BBB 7,731,531
127,179 NextEra Energy Inc (2) 6.926% N/R 5,806,993
29,824 PG&E Corp 5.500% N/R 3,407,094
Total Electric Utilities 25,201,864
Equity Real Estate Investment Trusts (Reits) - 0.5%
18,542 Equity Commonwealth 6.500% N/R 485,244
19,728 LXP Industrial Trust 6.500% N/R 954,835
26,367 RLJ Lodging Trust 1.950% N/R 648,101
34,376 RPT Realty 7.250% BB 1,506,474
162,486 Vornado Realty Trust 5.250% Ba1 2,864,628
Total Equity Real Estate Investment Trusts ( Reits ) 6,459,282
Gas Utilities - 0.3%
63,522 Spire Inc (2) 7.500% N/R 2,956,949
Independent Power And Renewable Electricity Producers - 0.3%
37,218 AES Corp 6.875% BB 3,288,954
Multi-Utilities - 1.4%
52,545 Algonquin Power & Utilities Corp 7.750% N/R 1,989,879
222,165 DTE Energy Co 6.250% BBB- 11,139,353
42,997 NiSource Inc 7.750% BBB- 4,325,069
Total Multi-Utilities 17,454,301
Total Convertible Preferred Securities (cost $59,590,255) 58,280,134
Shares Description (1) Value
X 7,201,696 INVESTMENT COMPANIES - 0.6%
X 7,201,696
1,989,381 Digital 9 Infrastructure PLC/Fund $ 2,243,042
1,508,713 JLEN Environmental Assets Group Ltd Foresight Group
Holdings
1,999,594
766,283 Renewables Infrastructure Group Ltd 1,083,864
923,194 Sequoia Economic Infrastructure Income Fund Ltd 841,948
1,010,255 Starwood European Real Estate Finance Ltd 1,033,248
Total Investment Companies (cost $8,925,728) 7,201,696
Principal
Amount (000) Description (1) Coupon Maturity Ratings (5) Value
4758220 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.4%
X 4,758,220
$ 550 Alen 2021-ACEN Mortgage Trust (1-Month LIBOR
reference rate + 4.000% spread), 144A (8)
6.818% 4/15/34 BB- $ 498,875
1,127 Benchmark 2020-B18 Mortgage Trust , 144A 4.139% 7/15/53 B- 942,186
200 COMM 2014-UBS3 Mortgage Trust , 144A 4.926% 6/10/47 N/R 181,283
405 COMM 2015-CCRE24 Mortgage Trust 3.463% 8/10/48 BBB- 340,467
150 GS Mortgage Securities Corp II , 144A 5.067% 3/10/33 B- 128,729
400 GS Mortgage Securities Corp Trust 2017-SLP , 144A 4.744% 10/10/32 B 393,189
560 GS Mortgage Securities Trust 2016-GS4 4.079% 11/10/49 A- 482,447
1,300 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 4.250% spread), 144A (8)
7.068% 7/15/36 N/R 1,229,403
400 Natixis Commercial Mortgage Securities Trust 2019-MILE
(1-Month LIBOR reference rate + 2.750% spread), 144A (8)
5.568% 7/15/36 N/R 387,941
156 PKHL Commercial Mortgage Trust 2021-MF (1-Month
LIBOR reference rate + 1.180% spread), 144A (8)
3.572% 7/15/38 AA- 148,408
26 UBS-Barclays Commercial Mortgage Trust 2012-C4 , 144A 3.317% 12/10/45 AAA 25,292
$ 5,274 Total Asset-Backed and Mortgage-Backed Securities (cost $5,139,829) 4,758,220

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (5) Value
X 5,142,092 VARIABLE RATE SENIOR LOAN INTERESTS - 0.4% (9)
X 5,142,092
Electric Utilities - 0.2%
$ 1,896 ExGen Renewables IV, LLC,
Term Loan
5.570% 3-Month LIBOR 2.500% 12/15/27 BB- $ 1,860,852
Real Estate Management & Development - 0.2%
3,039 Brookfield Property REIT Inc.,
Term Loan B, First Lien
5.534% SOFR30A 2.500% 8/24/25 BB+ 2,941,747
Specialty Retail - 0.0%
396 PECF USS Intermediate
Holding III Corporation, Term
Loan B
7.365% 1-Month LIBOR 4.250% 11/04/28 B2 339,493
$ 5,331 Total Variable Rate Senior Loan Interests (cost $5,316,018) 5,142,092
Total Long-Term Investments (cost $1,345,455,716) 1,183,284,658
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.0%
X 12,484,253 MONEY MARKET FUNDS - 1.0%
X 12,484,253
12,484,253 State Street Navigator Securities Lending Government
Money Market Portfolio (11)
3.070%(12) $ 12,484,253
Total Investments Purchased with Collateral from Securities Lending (cost $12,484,253) 12,484,253
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.4%
28,915,991 REPURCHASE AGREEMENTS - 2.4%
28,915,991
$ 28,916 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$28,917,991, collateralized by $31,907,400, U.S. Treasury
Note, 2.250%, due 8/15/27, value $29,494,387
0.830% 10/03/22 $ 28,915,991
Total Short-Term Investments (cost $28,915,991) 28,915,991
Total Investments (cost $1,386,855,960 ) - 100.1% 1,224,684,902
Other Assets Less Liabilities -  (0.1)%(13) (1,153,363)
Net Assets - 100% $ 1,223,531,539
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (61) 12/22 $ (7,156,894) $ (6,835,813) $ 321,081
U.S. Treasury Ultra 10-Year Note (215) 12/22 (27,050,480) (25,474,140) 1,576,340
U.S. Treasury Ultra Bond (40) 12/22 (5,921,170) (5,480,000) 441,170
Total $(40,128,544) $(37,789,953) $2,338,591

Nuveen Real Asset Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 176,795,108 $ 105,623,345 $ – $ 282,418,453
Corporate Bonds – 273,637,034 – 273,637,034
Real Estate Investment Trust Common
Stocks 165,994,373 86,132,248 – 252,126,621
$25 Par (or similar) Retail Preferred 166,551,778 1,631,464 – 168,183,242
$1,000 Par (or similar) Institutional
Preferred – 131,537,168 – 131,537,168
Convertible Preferred Securities 49,516,191 8,763,942 – 58,280,133
Investment Companies 6,117,832 1,083,864 – 7,201,696
Variable Rate Senior Loan Interests – 5,142,091 – 5,142,091
Asset-Backed and Mortgage-Backed
Securities – 4,758,220 – 4,758,220
Investments Purchased with Collateral from
Securities Lending 12,484,253 – – 12,484,253
Short-Term Investments:
Repurchase Agreements – 28,915,991 – 28,915,991
Investments in Derivatives:
Futures Contracts* 2,338,591 – – 2,338,591
Total
$ 579,798,126 $ 647,225,367 $ – $ 1,227,023,493
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(5) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $12,024,802.
(7) Perpetual security. Maturity date is not applicable.
(8) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(9) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally ( i ) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(12) The rate shown is the one-day yield as of the end of the reporting period.

(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
EUR Euro
GBP Pound Sterling
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust
SOFR
30A 30 Day Average Secured Overnight Financing Rate

Nuveen Real Estate Securities Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.1%
X
1,104,667,215 REAL ESTATE INVESTMENT TRUST COMMON STOCKS - 95.3%
X 1,104,667,215
Diversified - 2.1%
24,457 American Assets Trust Inc   $ 629,034
110,731 Armada Hoffler Properties Inc   1,149,388
879,697 Broadstone Net Lease Inc   13,661,694
60,075 Empire State Realty Trust Inc, Class A   394,092
138,600 Essential Properties Realty Trust Inc   2,695,770
336,114 Washington REIT   5,902,162
417 WP Carey Inc   29,107
Total Diversified 24,461,247
Health Care - 8.9%
111,618 CareTrust REIT Inc   2,021,402
134,227 Global Medical REIT Inc   1,143,614
673,957 Healthcare Realty Trust Inc   14,052,003
544,057 Healthpeak Properties Inc   12,469,786
620,334 Ventas Inc   24,918,817
730,870 Welltower Inc   47,009,558
Total Health Care 101,615,180
Hotel & Resort - 1.9%
63,424 Park Hotels & Resorts Inc   714,154
90,000 Pebblebrook Hotel Trust   1,305,900
671,078 RLJ Lodging Trust   6,791,309
69,095 Ryman Hospitality Properties Inc   5,084,701
111,037 Summit Hotel Properties Inc   746,169
529,485 Xenia Hotels & Resorts Inc   7,301,598
Total Hotel & Resort 21,943,831
Industrial - 14.4%
401,253 Americold Realty Trust Inc   9,870,824
294,161 Duke Realty Corp   14,178,560
112,739 EastGroup Properties Inc   16,272,747
125,316 First Industrial Realty Trust Inc   5,615,410
5,765 LXP Industrial Trust   52,807
901,297 Prologis Inc   91,571,775
6,608 Rexford Industrial Realty Inc   343,616
485,284 STAG Industrial Inc   13,796,624
277,440 Terreno Realty Corp   14,701,546
Total Industrial 166,403,909
Office - 6.9%
212,361 Alexandria Real Estate Equities Inc   29,770,888
177,205 Boston Properties Inc   13,285,059
345,913 Corporate Office Properties Trust   8,035,559
124,399 Cousins Properties Inc   2,904,717
834,420 Douglas Emmett Inc   14,961,151
390,697 Hudson Pacific Properties Inc   4,278,132
672,585 Piedmont Office Realty Trust Inc, Class A   7,102,498
Total Office 80,338,004
Residential - 18.1%
719,322 American Homes 4 Rent, Class A   23,600,955
279,744 Apartment Income REIT Corp   10,803,713
183,691 AvalonBay Communities Inc   33,834,045
274,069 Camden Property Trust   32,737,542
44,103 Centerspace   2,969,014

Shares Description (1) Value
Residential (continued)
76,476 Equity LifeStyle Properties Inc   $ 4,805,752
73,348 Equity Residential   4,930,453
40,453 Essex Property Trust Inc   9,798,930
646,510 Independence Realty Trust Inc   10,816,112
197,750 Mid-America Apartment Communities Inc   30,665,093
163,684 Sun Communities Inc   22,151,356
615,382 UDR Inc   25,667,583
Total Residential 212,780,548
Retail - 11.4%
656,913 Acadia Realty Trust   8,290,242
207,357 Agree Realty Corp   14,013,186
61,044 Brixmor Property Group Inc   1,127,483
95,604 Federal Realty Investment Trust   8,615,833
975,849 Kimco Realty Corp   17,965,380
39,345 Kite Realty Group Trust   677,521
103,829 National Retail Properties Inc   4,138,624
519,408 NETSTREIT Corp   9,250,656
474,600 Realty Income Corp   27,621,720
231,133 Regency Centers Corp   12,446,512
140,000 Simon Property Group Inc   12,565,000
1,281,421 SITE Centers Corp   13,724,019
Total Retail 130,436,176
Specialized - 31.6%
237,443 American Tower Corp   50,979,012
99,936 Crown Castle Inc   14,445,749
651,135 CubeSmart   26,084,468
429,595 Digital Realty Trust Inc   42,607,232
96,114 Equinix Inc   54,673,488
2,069 Extra Space Storage Inc   357,337
486,988 Four Corners Property Trust Inc   11,780,240
453,380 Gaming and Leisure Properties Inc   20,057,531
99,732 Life Storage Inc   11,046,316
26,266 National Storage Affiliates Trust   1,092,140
144,169 PotlatchDeltic Corp   5,916,696
266,160 Public Storage   77,934,310
71,472 SBA Communications Corp   20,344,505
983,896 VICI Properties Inc   29,369,296
Total Specialized 366,688,320
Total Real Estate Investment Trust Common Stocks (cost $939,357,596) 1,104,667,215

Nuveen Real Estate Securities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
X 9,351,714 COMMON STOCKS - 0.8%
X 9,351,714
Real Estate Management & Development - 0.8%
1,081,123 Tricon Residential Inc $ 9,351,714
Total Common Stocks (cost $13,701,139) 9,351,714
Total Long-Term Investments (cost $953,058,735) 1,114,018,929
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.7%
30,780,231 REPURCHASE AGREEMENTS - 2.7%
X 30,780,231
$ 30,780 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22, repurchase price
$30,782,360, collateralized by $20,911,400, U.S. Treasury
Inflation Index Note, 0.625%, due 1/15/26, value
$24,999,710; $7,249,100, U.S. Treasury Note, 0.375% ,
due 1/31/26, value $6,396,175
0.830% 10/03/22 $ 30,780,231
Total Short-Term Investments (cost $30,780,231) 30,780,231
Total Investments (cost $ 983,838,966 ) - 98 .8% 1,144,799,160
Other Assets Less Liabilities -  1.2% 13,997,938
Net Assets - 100% $ 1,158,797,098
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Real Estate Investment Trust Common
Stocks $ 1,104,667,215 $ – $ – $ 1,104,667,215
Common Stocks 9,351,714 – – 9,351,714
Short-Term Investments:
Repurchase Agreements – 30,780,231 – 30,780,231
Total
$ 1,114,018,929 $ 30,780,231 $ – $ 1,144,799,160
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
REIT Real Estate Investment Trust